Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Net operating loss carryforwards	[1],[2]	¥ 423,000
Changes that directly affected Income tax expense		(38,055)	¥ (4,118)	¥ 16,196
Change in valuation allowance		73,246	39,754	17,818
Unrecognized tax benefits, that would affect effective tax rate		7,639	7,043	5,245
Unrecognized tax benefits, interest and penalties		3,014	¥ 2,286	¥ 1,812
Mizuho Financial Group, Inc.
Income Taxes [Line Items]
Undistributed earnings		433,000
Deferred tax liabilities		¥ 44,000

[1]	Net operating loss carryforwards related to Japanese local taxes recorded at MHBK in the fiscal year ended March 31, 2024 in the amount of ¥456 billion (tax effected ¥16 billion) are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.
[2]	Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.